General and administrative expenses	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
General and administrative expenses	General and administrative expenses

	For the year ended December 31,
In thousands of USD	2021	2020	2019
Employee expenses	23,569	8,496	4,674
Professional services expenses (i)	9,447	3,902	1,851
Travel and meeting expenses	368	304	881
Facility expenses	106	103	105
Insurance and other charges expenses	10	5	15
Employee recruitment expenses	811	367	298
IT maintenance and support expenses	1,345	822	387
Capital tax and other non-income tax expenses	612	109	14
Depreciation and amortization expenses	117	98	88
Office and other administrative expenses	151	20	22
Total	36,536	14,226	8,335
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(i)Professional services expenses mainly include legal, accounting and other consulting expenses.